Other current financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Current Financial and Non-financial Assets
Other current financial and
non-financial
assets are presented in the following table:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Other current financial assets	24.9	20.7
Fair value of current derivatives – assets	8.7	0.0
Factoring related assets	2.6	2.5
Notes receivable	11.4	9.0
Other receivables	2.3	9.3

Other current non-financial assets	24.1	19.0
Assets held for sale	3.2	—
Contract assets, net of valuation allowance	8.9	7.5
Prepaid expenses	8.8	6.8
Prepayments	3.2	4.7